Commitments and Contingencies - Additional Information (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($) claim	Mar. 31, 2018 USD ($) claim	Mar. 31, 2017 USD ($) claim	Mar. 31, 2016 claim	Mar. 31, 2015 claim	Mar. 31, 2014 claim
Loss Contingencies [Line Items]
Loss Contingency, Pending Claims, Number	332	336	352	426	494	466
Operating Leases, Rent Expense, Net | $	$ 30.7	$ 20.6	$ 18.4
New Zealand | Subsidiaries [Member] | New Zealand Weathertightness [Member]
Loss Contingencies [Line Items]
Loss Contingency, Pending Claims, Number				4